Summary of significant accounting policies	6 Months Ended
Jun. 30, 2024
Accounting Policies [Abstract]
Summary of significant accounting policies	Summary of significant accounting policies
(a)    Basis of presentation
The accompanying unaudited condensed consolidated financial statements of ECARX Holdings Inc. (“the Company”) and its consolidated subsidiaries (the “Group”) have been prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”). Certain information and footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted as permitted by rules and regulations of the United States Securities and Exchange Commission. The accompanying unaudited condensed consolidated financial statements should be read in conjunction with the consolidated financial statements of the Group as of and for the year ended December 31, 2023.
The accompanying unaudited condensed consolidated financial statements were prepared assuming the Group will continue as a going concern. The Group generated a net loss of RMB610,321 and net cash outflows from operations of RMB416,811 for the six months ended June 30, 2024. As of June 30, 2024, the Group’s consolidated current liabilities exceeded current assets in the amount of RMB1,604,975.
The Company has evaluated plans to continue as a going concern which include, but are not limited to, (i) reducing discretionary capital and operating expenses (ii) obtaining additional facilities from banks and renewal of existing bank borrowings (iii) obtaining extended financial support from controlling shareholder and related parties (iv) accelerating pace of collections of amounts due from related and third parties to optimize operational efficiency and (v) exploring opportunities for further equity financing. Notwithstanding this, feasibility of some of these plans is contingent upon factors outside of the control of the Company and, as such, the Company concluded that substantial doubt about its ability to continue as a going concern has not been alleviated as of the reporting date.
In the opinion of the management, all adjustments (which include normal recurring adjustments) necessary to present a fair statement of the financial position as of June 30, 2024, the results of operations and cash flows for the six months ended June 30, 2023 and 2024, have been made.
The preparation of unaudited condensed consolidated financial statements in accordance with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, related disclosures of contingent assets and liabilities at the date of the unaudited condensed consolidated financial statements and reported revenues and expenses during the periods presented in the unaudited condensed consolidated financial statements and accompanying notes. Significant accounting estimates include, but are not limited to, service period of connectivity services; expected credit losses for accounts receivable, other non-current assets and amounts due from related parties; realizability of inventories; accrual for warranty obligations; useful lives and recoverability of property, equipment and intangible assets and right-of-use assets; recoverability of long-term investments; valuation allowance of deferred tax assets; fair values of share-based compensation awards, fair values of intangible assets acquired in an asset acquisition, fair value of convertible notes payables, warrant liabilities, incremental borrowing rates of the Group’s leases. Changes in facts and circumstances may result in these estimates to be revised. Actual results could differ from those estimates, and as such, differences may be material to the unaudited condensed consolidated financial statements.

(b) A combination between entities under common control

Acquisition of controlling interest in HF Tech Europe AB (“HF EU”)

On June 30, 2024, Ecarx Sweden AB. (“Ecarx SE”) acquired all issued and outstanding shares of HF Tech Europe AB (“HF EU”), an entity under common control, at a purchase consideration of SEK16,111 (equivalent to RMB10,854), which is subject to working capital adjustments and will be settled in December 2024. The unaudited condensed consolidated financial statements of the Company have been presented by combining assets, liabilities, revenues, expenses and equity of Ecarx and HF EU using the pooling-of-interests method as if the transaction occurred at the establishment date of HF EU on January 30, 2023. All intercompany transactions and balances between the combining entities have been eliminated.

The following table summarizes the results of operations and net assets of HF EU consolidated in these unaudited condensed consolidated financial statements. The amounts are after eliminating transactions between the Group and HF EU.

	As of December 31,	As of June 30,
	2023	2024
	RMB	RMB
Assets
Current assets	39,580	51,551
Total assets	39,580	51,551

Liabilities
Current liabilities	36,749	62,743
Total liabilities	36,749	62,743

	Six Months Ended June 30,
	2023	2024
	RMB	RMB
Revenue	19,164	26,170
Cost of revenues	(13,200)	(40,514)
Gross profit/(loss)	5,964	(14,344)

Profit / (loss) from operations	5,470	(17,692)
Profit / (loss) before income taxes	5,461	(17,395)
Net profit / (loss)	5,461	(17,395)

(c) Asset acquisition of Suzhou Photon-Matrix Optoelectronics Technology Co., Ltd (“Suzhou Photon Matrix”)

On January 31, 2024, the Group entered into share purchase agreements with existing third party shareholders of Suzhou Photon- Matrix, pursuant to which the Group acquired 13.10% additional equity interest in Suzhou Photon-Matrix for a total cash consideration of RMB46,306. Prior to the transaction, the Group held 49.17% equity interest in Suzhou Photon-Matrix and accounted for the interest as an equity method investment. As a result of the transactions, the Group’s equity interest increased to 62.27%, and the Group obtained control in Suzhou Photon- Matrix. The transaction was accounted for as an asset acquisition rather than a business combination as what the Group acquired does not include a substantive process that together with input to significantly contribute to the ability to create output. In determining the cost basis to be allocated to assets acquired, the Group measured its previously held equity interest and noncontrolling interest at their carrying values. The cost of assets acquired was allocated to the individual assets acquired or liabilities assumed based on their relative fair values.
(d) Risks and concentration

Concentration of credit risk

Financial instruments that potentially expose the Group to concentrations of credit risk consist principally of cash, restricted cash, short-term investments, accounts receivables, notes receivable, amounts due from related parties and non-current assets.
The Group’s policy requires cash and restricted cash to be placed with high quality financial institutions. The Group regularly evaluates the credit standing of the counterparties or financial institutions.
The Group conducts credit evaluations on its customers prior to delivery of goods or services. The assessment of customer creditworthiness is primarily based on historical collection records, research of publicly available information and customer on site visits by senior management. Based on this analysis, the Group determines what credit terms, if any, to offer to each customer individually. If the assessment indicates a likelihood of collection risk, the Group will not deliver the services or sell the products to the customer or require the customer to pay cash to secure payment or to make significant down payments.
Concentration of customers and suppliers
The Group currently has a concentrated customer base with a limited number of key customers, particularly Geely Group and its subsidiaries.
The following table summarizes customers with greater than 10.0% of the accounts receivable - related parties, net:

	As of December 31,	As of June 30,
	2023	2024
Geely Group and its subsidiaries	86.4%	77.5%
The following table summarizes customers with greater than 10.0% of the accounts receivable - third parties, net:

	As of December 31,	As of June 30,
	2023	2024
Customer A, a third party	42.0%	46.5%
Customer B, a third party	Less than 10.0%	31.3%
Customer C, a third party	28.6%	Less than 10.0%
Customer D, a third party	15.1%	Less than 10.0%
Customers contributing more than 10.0% of total revenues were as follows:

	Six Months Ended June 30,
	2023	2024
Geely Group and its subsidiaries	72.9%	79.4%

The revenue above from Geely Group and its subsidiaries excluded the sales of SoC core modules or software licenses by the Group to its third-party customers that were integrated into infotainment and cockpit products and sold by such third-party customers to Geely Group and its subsidiaries.
The following table summarizes suppliers with greater than 10.0% of the accounts payable:

	As of December 31,	As of June 30,
	2023	2024
Supplier A, a third party	15.7%	18.3%
Supplier B, a third party	12.5%	16.5%
Supplier C, a third party	22.8%	12.3%
Suppliers contributing more than 10.0% of total purchases were as follows:

	Six Months Ended June 30,
	2023	2024
Supplier A, a third party	23.1%	25.7%
Supplier C, a third party	Less than 10.0%	21.2%
Supplier B, a third party	13.2%	Less than 10.0%

(e) Fair value measurements
Financial assets and liabilities of the Group primarily consist of cash, restricted cash, short-term investments, accounts receivable, amounts due from related parties, notes receivable, equity securities, short-term borrowings, accounts payable, notes payable, amounts due to related parties, warrant liabilities, convertible notes, and other payables included in accrued expenses and other current liabilities. The Group measures below assets and liabilities at fair value on a recurring basis by level within the fair value hierarchy as of December 31, 2023 and June 30, 2024 as below:
Level 1 – Equity securities and public warrant liabilities using observable inputs in active markets;
Level 3 – Private warrant liabilities using unobservable inputs.

As of December 31, 2023 and June 30, 2024, the carrying values of other financial instruments approximate their fair values due to the short-term maturity of these instruments or their interest rates are comparable to the prevailing interest rates in the market.
(f)    Convenience translation
The United States dollar (“US$”) amounts disclosed in the accompanying unaudited condensed consolidated financial statements are presented solely for the convenience of the readers. Translations of amounts from RMB into US$ for the convenience of the reader were calculated at the rate of US$1.00=RMB7.2672 , the certified noon buying rate set forth in the H.10 statistical release of the Federal Reserve Board on June 28, 2024. No representation is made that the RMB amounts could have been, or could be, converted into US$ at that rate on June 30, 2024, or at any other rate.
(g) Prior period reclassification
The Group has reclassified certain prior period amounts as shown below to make the presentation consistent with current period.

	Six Months Ended June 30, 2023
	Before reclassification		After reclassification
	RMB		RMB
Selling and marketing expenses	(36,931)	(36,931)	—
General and administrative expenses	(377,838)	(377,838)	—
Selling, general and administrative expenses	—	—	(414,769)
Change in fair value of an equity security	27,722	27,722	—
Change in fair value of warrant liabilities	4,781	4,781	—
Change in fair value of derivative financial assets	16,189	16,189	—
Government grants	2,695	2,695	—
Foreign currency exchange losses, net	(34,668)	(34,668)	—
Other non-operating income	—		16,719